Note 13 - Other Income (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Interest and Other Income [Table Text Block]
	Year Ended December 31,
	2023	2022
	A$	A$
Federal and state government subsidies	20,000	42,713
Rental income	153,904	137,219
Other income	2,198	2,054
Sundry income	5,739,912	0
	5,916,014	181,986